Goodwill and Intangible Assets (Schedule Of Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	$ 1,965.4		$ 1,965.4		$ 648.2	$ 574.9
Accumulated amortization	304.0		304.0		279.7	244.3
Indefinite-lived intangible assets, gross	53.6		53.6		53.6	35.0
Intangible asset amortization	15.5	8.8	24.3	17.7	35.4	27.3	27.0
Trademarks
Schedule of Intangible Asset by Major Class [Line Items]
Indefinite-lived intangible assets, gross	35.0		35.0		35.0	35.0
In-process research and development
Schedule of Intangible Asset by Major Class [Line Items]
Indefinite-lived intangible assets, gross	18.6		18.6		18.6	0
Completed Technology
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	1,749.2		1,749.2		449.2	376.1
Accumulated amortization	212.8		212.8		196.6	173.7
Licensing Agreements
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	201.1		201.1		191.1	191.1
Accumulated amortization	85.5		85.5		79.3	67.1
Trademarks
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	7.9		7.9		7.9	7.7
Accumulated amortization	3.9		3.9		3.8	3.5
Other Intangible Assets
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	7.2		7.2		0
Accumulated amortization	$ 1.8		$ 1.8		$ 0